Notes to the Consolidated Statements of Financial Position - Summary Of Allocation Of Deferred Taxes From Temporary Differences To The Respective Assets And Liabilities (Details) - EUR (€)
€ in Millions
	Sep. 30, 2022	Sep. 30, 2021
Non-current assets
Intangible assets	€ 0.2	€ 0.0
Intangible assets	90.6	51.4
Property, plant and equipment	0.0	0.0
Property, plant and equipment	0.5	0.2
Right-of-use assets (IFRS 16)	0.0	0.0
Right-of-use assets (IFRS 16)	35.5	18.0
Other financial assets	0.0
Other financial assets	2.5
Current assets
Inventories	0.8	0.0
Inventories	0.0	1.1
Trade and other receivables	1.2	0.9
Trade and other receivables	0.0	0.0
Other assets	0.3	0.0
Other assets	0.7	0.3
Non-current liabilities
Financial liabilities	2.2	1.7
Financial liabilities	0.0	0.0
Lease liabilities	29.7	14.1
Current liabilities
Financial liabilities	4.5	0.7
Financial liabilities	0.4	0.0
Lease liabilities	5.2	2.9
Other provisions	6.9	0.3
Other provisions	0.0	0.0
Trade payables and other liabilities	0.0	0.5
Trade payables and other liabilities	4.7	0.8
Other liabilities	0.0	0.2
Other liabilities	1.4	0.5
Total temporary differences	51.0	21.3
Total temporary differences	136.3	72.3
Tax loss carryforwards	44.4	8.4
Tax loss carryforwards	0.0	0.0
Interest carryforwards	0.0	2.5
Interest carryforwards	0.0	0.0
Total before netting	95.4	32.2
Total before netting	136.3	72.3
Netting	(95.4)	(32.2)
Netting	(95.4)	(32.2)
Total after netting	0.0	0.0
Total after netting	€ 40.9	€ 40.1